Revenue and Deferred Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue and Deferred Revenue
Revenue and Deferred Revenue

Note 3. Revenue and Deferred Revenue

The following table provides the Company’s revenues disaggregated by revenue stream (in thousands):

	For the three months ended March 31,
	2026	2025
Revenue:
Network design and installation	$3,377	$4,971
Internet network services and hardware and internet service	1,053	475
Total	$4,430	$5,446

Remaining performance obligations represent the transaction price of Company orders for which work has not been performed as of the end of a fiscal period and for contracts with substantive termination penalties. As of March 31, 2026, the aggregate amount of the transaction price allocated to remaining performance obligations was $38.1 million (which represents the amount of the Company’s backlog). $7.6 million of the backlog relates to the network design and installation performance obligations and $30.5 million relates to internet network services and hardware and internet services performance obligations. Additionally, $3.7 million of the Company’s backlog relates to jobs that are contracted but not yet started as of March 31, 2026. The Company estimates that approximately $13.7 million of the remaining performance obligations as of March 31, 2026 will be completed and recognized as revenue during 2026, with the remainder recognized between 2027 and 2032.

Changes in the Company’s current deferred revenue balance for the three months ended March 31, 2026 and 2025, were as follows (in thousands):

Deferred Revenues
Balance as of January 1, 2025	$6,215
Additions included in deferred revenue as of end of period	2,841
Revenue recognized from opening balance	(3,158)
Balance as of March 31, 2025	5,898

Balance as of January 1, 2026	3,194
Additions included in deferred revenue as of end of period	4,138
Revenue recognized from opening balance	(3,228)
Balance as of March 31, 2026	$4,104

Deferred revenue balances primarily consist of customer deposits and billings in excess of revenue, for which the Company has a contractual right to bill, related to the Company’s network design and installation performance obligations. As of March 31, 2026, the Company’s deferred revenue balance of $4.1 million was classified as $3.8 million in current liabilities and $0.3 million in non-current liabilities in the accompanying unaudited condensed balance sheets. The non-current portion represents the value of operating expense buydown commitments with remaining performance periods extending beyond twelve months. As of December 31, 2025, the Company’s deferred revenue balance of $3.2 million was classified as $2.9 million in current liabilities and $0.3 million in non-current liabilities.

Changes in the Company’s network financing receivable balance for the three months ended March 31, 2026 and 2025, were as follows (in thousands):

Network financing receivable
Balance as of January 1, 2025	$513
Additional unbilled revenue recognized	406
Amounts billed during the period	(17)
Balance as of March 31, 2025	$902

Balance as of January 1, 2026	$1,291
Additional unbilled revenue recognized	—
Amounts billed during the period	(53)
Balance as of March 31, 2026	$1,238

Note 3. Revenue and Deferred Revenue

The following table provides the Company’s revenue disaggregated by revenue stream (in thousands):

	For the years ended December 31,
	2025	2024
Revenue:
Network design and installation	$18,796	$7,370
Internet network services and hardware and internet service	2,822	1,125
Total	$21,618	$8,495

Remaining performance obligations represent the transaction price of Company orders for which work has not been performed as of the end of a fiscal period and for contracts with substantive termination penalties. As of December 31, 2025, the aggregate amount of the transaction price allocated to remaining performance obligations was $34.0 million (which represents the amount of the Company’s backlog). $8.2 million of the backlog relates to the network design and installation performance obligations and $25.8 million relates to internet network services and hardware and internet services performance obligations. Additionally, $3.6 million of the Company’s backlog relates to jobs that are contracted but not yet started as of December 31, 2025. The Company estimates that approximately $13.4 million of the remaining performance obligations as of December 31, 2025 will be completed and recognized as revenue during 2026, with the remainder recognized between 2027 and 2032.

Changes in the Company’s deferred revenue balance for the years ended December 31, 2025 and 2024, respectively, were as follows (in thousands):

Balance as of January 1, 2024	$1,880
Additions included in deferred revenue as of end of period	6,182
Revenue recognized from opening balance	(1,847)
Balance as of December 31, 2024	$6,215
Additions included in deferred revenue as of end of period	2,457
Revenue recognized from opening balance	(5,478)
Balance as of December 31, 2025	$3,194

Deferred revenue balances primarily consist of customer deposits and billings in excess of revenue related to the Company’s network design and installation performance obligations. As of December 31, 2025, the Company’s deferred revenue balance of $3.2 million was classified as $2.9 million in current liabilities and $0.3 million in non-current liabilities in the accompanying consolidated balance sheets. The non-current portion represents the value of operating expense buydown commitments with remaining performance periods extending beyond twelve months. As of December 31, 2024, all of the Company’s deferred revenue balances were reported as current liabilities.

Changes in the Company’s network financing receivable balance for the years ended December 31, 2025 and 2024 were as follows (in thousands):

Balance as of January 1, 2024	$—
Additional unbilled revenue recognized	550
Amounts billed during the period	(37)
Balance as of December 31, 2024	$513
Additional unbilled revenue recognized	887
Amounts billed during the period	(109)
Balance as of December 31, 2025	$1,291